Credit risk - Schedule of Concentration of Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	£ 603,983	£ 584,365
Loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	461,504	441,907
Carrying value £m | Loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	464,505	445,090	£ 436,817
Carrying value £m | Loans and advances to customers | Agriculture, forestry and fishing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	5,864	6,424
Carrying value £m | Loans and advances to customers | Construction
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	3,154	3,366
Carrying value £m | Loans and advances to customers | Energy and water supply
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	5,347	4,694
Carrying value £m | Loans and advances to customers | Financial, business and other services
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	23,508	23,123
Carrying value £m | Loans and advances to customers | Manufacturing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	5,053	4,469
Carrying value £m | Loans and advances to customers | Mining and quarrying
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	314	205
Carrying value £m | Loans and advances to customers | Mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	344,361	329,270
Carrying value £m | Loans and advances to customers | Lease financing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	13,909	13,171
Carrying value £m | Loans and advances to customers | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	31,101	27,966
Carrying value £m | Loans and advances to customers | Postal and telecommunications
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	3,018	3,081
Carrying value £m | Loans and advances to customers | Property companies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	18,630	18,866
Carrying value £m | Loans and advances to customers | Transport, distribution and hotels
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	10,246	10,455
Accumulated impairment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	(3,201)	(3,453)
Accumulated impairment | Loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	£ (3,001)	£ (3,183)	£ (3,693)